Results of Quarterly Operations (Unaudited)	3 Months Ended
Mar. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Results of Quarterly Operations (Unaudited)
Results of Quarterly Operations (Unaudited)

The following table presents our unaudited quarterly financial data. In our opinion, this information has been prepared on a basis consistent with that of our audited consolidated financial statements and all necessary material adjustments, consisting of normal recurring accruals and adjustments, have been included to present fairly the unaudited quarterly financial data. Our quarterly results of operations for these periods are not necessarily indicative of future results of operations.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
	(Dollars in thousands, except per share amounts)
2016
Home sales revenue	$42,303	$78,836	$125,142	$261,668	$507,949
Cost of home sales	36,670	69,390	105,799	221,700	433,559
Home sales impairments	—	—	—	2,350	2,350
Homebuilding gross margin	$5,633	$9,446	$19,343	$37,618	$72,040
Land sale impairment	$—	$—	$—	$1,150	$1,150
Land sales gross margin	$—	$—	$—	$(1,150)	$(1,150)
Fee building revenue	$42,937	$30,028	$52,761	$60,781	$186,507
Cost of fee building	40,914	28,317	50,832	58,040	178,103
Fee building gross margin	$2,023	$1,711	$1,929	$2,741	$8,404
Income (loss) before income taxes	$(1,111)	$3,939	$9,042	$22,080	$33,950
Net (loss) income attributable to The New Home Company Inc.	$(814)	$2,509	$5,547	$13,780	$21,022
Basic earnings (loss) per share attributable to The New Home Company Inc.(1)	$(0.04)	$0.12	$0.27	$0.67	$1.02
Diluted earnings (loss) per share attributable to The New Home Company Inc.(1)	$(0.04)	$0.12	$0.27	$0.66	$1.01

2015
Home sales revenue	$56,235	$19,202	$57,878	$146,894	$280,209
Cost of home sales	47,408	16,598	48,741	122,485	235,232
Homebuilding gross margin	$8,827	$2,604	$9,137	$24,409	$44,977
Fee building revenue	$46,630	$26,429	$29,099	$47,732	$149,890
Cost of fee building	43,777	25,209	27,028	43,663	139,677
Fee building gross margin	$2,853	$1,220	$2,071	$4,069	$10,213
Income before income taxes	$7,431	$415	$6,594	$19,471	$33,911
Net income attributable to The New Home Company Inc.	$4,569	$449	$4,444	$12,226	$21,688
Basic earnings per share attributable to The New Home Company Inc. (1)	$0.28	$0.03	$0.27	$0.70	$1.29
Diluted earnings per share attributable to The New Home Company Inc. (1)	$0.28	$0.03	$0.27	$0.69	$1.28

(1)	Some amounts do not add to our full year results presented on our consolidated statement of operations due to rounding differences in quarterly and annual weighted average share calculations.